ENTITY-WIDE DISCLOSURES	9 Months Ended
Sep. 30, 2022
Entity Wide Disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES
The Group has one reportable operating segment, the manufacturing and sales of electric vehicles in Canada and in the United States.
The Group's revenue from external customers are divided into the following geographical areas:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Revenue from External Customers	$	$	$	$
Canada	35,431,209	7,884,626	81,007,166	24,475,638
United States	5,546,792	4,040,755	12,138,644	10,364,160
	40,978,001	11,925,381	93,145,810	34,839,798
During the three months ended September 30, 2022, 34.4% (three months ended September 30, 2021: 41.2%) of the Group's revenue depended on one customer (September 30, 2021: two customers, 20.9% and 20.4% respectively).
During the nine months ended September 30, 2022, 36.6% (nine months ended September 30, 2021: 10.0%) of the Group's revenue depended on one customer (nine months ended September 30, 2021: one customer).
The Group’s following non-current assets are allocated to geographic areas as follows:

	September 30, 2022
	Canada	United States	Total
	$	$	$
Property, plant and equipment	64,085,575	59,761,274	123,846,849
Right-of-use assets	11,064,960	50,727,576	61,792,536
Intangible assets	118,646,375	7,210,602	125,856,977
Contract asset	13,053,905	—	13,053,905
	206,850,815	117,699,452	324,550,267
15 - ENTITY-WIDE DISCLOSURES (CONTINUED)

	December 31, 2021
	Canada	United States	Total
	$	$	$
Property, plant and equipment	18,035,651	14,632,507	32,668,158
Right-of-use assets	7,446,976	53,455,386	60,902,362
Intangible assets	76,127,010	5,772,820	81,899,830
Contract asset	14,113,415	—	14,113,415
	115,723,052	73,860,713	189,583,765
Geographical areas are determined according to where the sales take place and according to the location of the long-term assets.